CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Oct. 31, 2019	Jul. 31, 2019	Jul. 31, 2018
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	750,000,000	750,000,000	750,000,000
Common stock, shares issued	44,336,023	62,290,940	22,430,121
Common stock, shares outstanding	44,336,023	62,290,940	22,430,121
Series H Convertible Preferred Stock
Convertible preferred stock, par value (in dollars per share)		$ 0.001	$ 0.001
Convertible preferred stock, shares authorized		109,000	109,000
Convertible preferred stock, shares issued		0	63,000
Series I Convertible Preferred Stock
Convertible preferred stock, par value (in dollars per share)		$ 0.001	$ 0.001
Convertible preferred stock, shares authorized		6,000	6,000
Convertible preferred stock, shares issued		0	16,590